Retirement benefit plan - Schedule of undiscounted pension benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	$ 3,722	$ 3,025
Less than 1 year
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	199	177
Between 1-2 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	170	149
Between 2-5 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	409	325
Over 5 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	$ 2,944	$ 2,374